Note 3 - Fair Value Measurements - Items Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments		$ 3,180
Short-term Investments [Member]
Investments	$ 29,054	35,693
Fair Value, Inputs, Level 1 [Member]
Investments		3,180
Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Investments	29,054	35,693
Fair Value, Inputs, Level 2 [Member]
Investments
Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Investments
Fair Value, Inputs, Level 3 [Member]
Investments
Fair Value, Inputs, Level 3 [Member] | Short-term Investments [Member]
Investments
Money Market Funds [Member]
Money market funds	171	169
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Money market funds
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Money market funds	171	169
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Money market funds